Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of average effective tax rate and applicable tax rate
South African normal tax rate	28.00%	28.00%	28.00%
Increase/(decrease) in rate of tax due to - disallowed preference share dividends			0.40%
Increase/(decrease) in rate of tax due to - disallowed expenditure	11.40%	(1.00%)	10.90%
Increase/(decrease) in rate of tax due to - disallowed share-based payment expenses	2.30%	(0.30%)	3.30%
Increase/(decrease) in rate of tax due to - different tax rates	0.50%	(3.60%)	15.30%
Increase/(decrease) in rate of tax due to - share of profits of equity accounted investments		(0.10%)
Increase/(decrease) in rate of tax due to - tax losses not recognised		(2.00%)	9.90%
Increase/(decrease) in rate of tax due to - prior year adjustments			2.30%
Increase/(decrease) in rate of tax due to - other adjustments		(0.50%)	2.30%
Normal tax rate and (decrease)/increase in tax rate	42.20%	20.50%	72.40%
(Decrease)/increase in rate of tax due to - exempt income	(10.00%)	0.70%	(2.00%)
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments	(2.10%)		(3.80%)
(Decrease)/increase in rate of tax due to - effect of tax litigation matters			(9.50%)
(Decrease)/increase in rate of tax due to - utilisation of tax losses	(20.90%)		(0.30%)
(Decrease)/increase in rate of tax due to - investment incentive allowances	(0.40%)		(20.00%)
(Decrease)/increase in rate of tax due to - translation differences	(1.90%)		(1.10%)
(Decrease)/increase in rate of tax due to - prior year adjustments	(2.20%)	0.90%
(Decrease)/increase in rate of tax due to - capital gains and losses	(1.80%)
(Decrease)/increase in rate of tax due to - other adjustments	(1.20%)	0.30%	(0.50%)
Effective tax rate	1.70%	22.40%	35.20%
Sasol Canada - Shale gas assets
Reconciliation of average effective tax rate and applicable tax rate
Impairment loss			R 1,900	R 2,800
Deferred tax asset raised on impairment loss			R 0	R 0